Employee Cost - Additional Information (Detail) - Employee	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Number of persons	7	7	7
Executive Board [member]
Disclosure of employee compensation costs [line items]
Number of persons	2	2	2